STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2012	10,261,203
Beginning Balance, Amount at Dec. 31, 2012	$ 1,026	$ 4,011,121	$ (4,514,052)	$ (501,905)
Issuance of Common Stock, Shares	2,852,829
Issuance of Common Stock, Amount	$ 285	836,515		836,800
Stock Compensation Expense		76,558		76,558
Net Loss			(1,022,092)	(1,022,092)
Ending Balance, Shares at Dec. 31, 2013	13,114,032
Ending Balance, Amount at Dec. 31, 2013	$ 1,311	4,924,194	(5,536,144)	(610,639)
Stock Compensation Expense				1,778,223
Issuance of Common Stock for Pre-contribution, Shares	209,755
Issuance of Common Stock for Pre-contribution, Amount	$ 21	61,505		61,526
Issuance of Common Stock for warrant exercise, Shares	186,091
Issuance of Common Stock for warrant exercise, Amount	$ 19	99,675		99,694
Issuance of Common Stock from PPO, Shares	9,680,300
Issuance of Common Stock from PPO, Amount	$ 968	3,619,996		3,620,964
Side Sale Agreement, Shares	1,379,631
Side Sale Agreement, Amount	$ 138	1,379,493		1,379,631
Issuance of Common Stock for option exercise, Shares	9,554
Issuance of Common Stock for option exercise, Amount	$ 1	382		383
Issuance of Common Stock for consulting services, Shares	350,000
Issuance of Common Stock for consulting services, Amount	$ 35	349,965		$ 350,000
Accumulated Deficit Recapitalization		(5,536,144)	5,536,144
Net Loss			(6,197,455)	$ (6,197,455)
Ending Balance, Shares at Dec. 31, 2014	24,929,363
Ending Balance, Amount at Dec. 31, 2014	$ 2,493	$ 5,297,635	$ (6,197,455)	(897,327)
Stock Compensation Expense				166,269
Net Loss				(5,642,238)
Ending Balance, Amount at Sep. 30, 2015				$ (1,725,710)